Notes Payable (Details Narrative) - 12 months ended Dec. 31, 2014 - USD ($)	Total
Debt Disclosure [Abstract]
Note payable, restrictive covenant	The Company's mortgage assumed by Talon Bren Road, LLC in connection with the acquisition of the property at Bren Road includes a restrictive covenant that requires Talon Bren Road, LLC to maintain a minimum debt service coverage ("DSCR") before distributions of 1.35:1.00 and after distributions of 1:05:1.00 as of the last day of each calendar year. As of December 31, 2014, Talon Bren Road LLC was out of compliance with the DSCR test. The Company made an additional principal payment of $258,857 on September 25, 2014 which caused the DSCR to be reduced to 1.18 for the year ended December 31, 2014 which is below the required ratio. Had the DSCR been calculated using only scheduled monthly principal and interest due excluding the additional pay down of debt, the DSCR would have been in compliance with a ratio of 1.78 for the year ended December 31, 2014. Failure to meet the debt service coverage ratio covenant allows the lender to declare an event of default under the terms of the loan agreement. The lender is aware of such noncompliance, and we are seeking modification of the loan agreement and/or waiver of this covenant.
Additional Principal payment paid	$ 258,857
Mortgage note payable covenant	The Company's mortgage entered into by Talon First Trust, LLC in connection with the property at 180 5th Street East, St. Paul, Minnesota includes a financial covenant that requires the Company to maintain a net worth that equals or exceeds $30 million and cash and marketable securities equal to or greater than $3 million after June 30, 2015 and throughout the remaining term of the loan, but allows the Company 30 days following any failure in which to satisfy this financial covenant or provide an individual or entity acceptable to lender as another guarantor on the loan and of the environmental indemnity obligations. The Company (as well as its subsidiary, Talon OP, L.P.) is a guarantor of the loan entered into by Talon First Trust, LLC and an indemnitor of Talon First Trust, LLC's environmental obligations in connection with the property at 180 5th Street East, St. Paul, Minnesota.